Note 13 - Investments in Non-consolidated Companies - Principal Non-consolidated Companies (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of unconsolidated structured entities [line items]
Value		$ 1,540,646	$ 1,383,774	$ 957,352
Ternium S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership		11.46%
Value		$ 1,363,600
Ternium S.A. [member] | LUXEMBOURG
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership	[1]	11.46%	11.46%
Value	[1]	$ 1,363,607	$ 1,210,206
Usiminas [member]
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership		3.07%
Value		$ 109,500
Usiminas [member] | Brazil
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership	[2]	3.07%	3.07%
Value	[2]	$ 109,534	$ 103,106
Techgen s.a. [member]
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership		22.00%
Techgen s.a. [member] | Mexico
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership		22.00%	22.00%
Value		$ 41,506	$ 29,397
Global Pipe Company [Member]
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership		35.00%
Value		$ 23,000
Global Pipe Company [Member] | SAUDI ARABIA
Disclosure of unconsolidated structured entities [line items]
Percentage of ownership		35.00%	35.00%
Value		$ 23,022	$ 21,523
Other [member]
Disclosure of unconsolidated structured entities [line items]
Value		$ 2,977	$ 19,542

[1]	Including treasury shares.
[2]	At December 31,2022 and 2021the voting rights were 5.19%.